REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The Bank's actual capital amounts and ratios at December 31, 2013 and 2012 were as follows:

December 31, 2013	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier I Capital Ratio	$117,477	8.94%	$52,550	4.00%	$65,688	5.00%
Tier I Risk-based Capital Ratio	117,477	14.71	31,936	4.00	47,905	6.00
Total Risk-based Capital Ratio	124,964	15.65	63,873	8.00	79,841	10.00
Tangible Equity Ratio	117,477	8.94	19,706	1.50	N/A	N/A

December 31, 2012	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier I Capital Ratio	$103,547	11.08%	$37,382	4.00%	$46,727	5.00%
Tier I Risk-based Capital Ratio	103,547	20.20	20,504	4.00	30,757	6.00
Total Risk-based Capital Ratio	109,751	21.41	41,009	8.00	51,262	10.00
Tangible Equity Ratio	103,547	11.08	14,018	1.50	N/A	N/A

Reconciliation of US GAAP and Bank Equity
Reconciliations of the Company’s total capital to the Bank’s regulatory capital are as follows:

	December 31,
	2013	2012
	(In Thousands)
Total capital per consolidated financial statements	$152,842	$125,759
Holding company equity not available for regulatory capital	(14,336)	(15,811)
Accumulated losses (gains) on available for sale securities	689	(1,619)
Intangible assets	(19,566)	(3,451)
Disallowed servicing asset	—	(100)
Disallowed deferred tax asset	(2,152)	(1,231)
Total tier 1 capital	117,477	103,547
Adjustments for total capital:
Allowance for loan and credit losses	7,487	6,204
Total capital per regulatory reporting	$124,964	$109,751